OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2016
Other Long-term Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

(in thousands of $)	2016	2015
Deferred tax liability (see note 9)	3,210	—
Deferred credits from capital lease transactions	16,024	16,650
	19,234	16,650

Deferred credits from capital lease transactions

(in thousands of $)	2016	2015
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(8,042)	(7,416)
	16,649	17,275
Short-term (see note 20)	625	625
Long-term	16,024	16,650
	16,649	17,275

In connection with the Methane Princess Lease (see note 22), we recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of a UK lease. The deferred credits are amortized over the remaining estimated useful economic life of the Methane Princess on a straight-line basis.

Amortization for each of the years ended December 31, 2016, 2015 and 2014 was $0.6 million.